Segment reporting - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
ASSETS
Vessels	$ 3,520,067	$ 2,271,500	[1]
Assets under construction	0	63,668	[1]
Other tangible assets	1,943	1,663	[1]
Intangible assets	105	72	[1]
Receivables	38,658	160,352	[1]
Investments in equity accounted investees (Note 25)	43,182	30,595	[1]
Deferred tax assets	2,255	2,487	[1]
Total non-current assets	3,606,210	2,530,337	[1]
Total current assets	521,141	280,636	[1]
TOTAL ASSETS	4,127,351	2,810,973	[1]
EQUITY and LIABILITIES
Total equity	2,260,523	1,846,361
Bank and other loans	1,421,465	653,730
Convertible and other Notes	148,166	147,619
Other payables	1,451	539	[1]
Deferred tax liabilities	0	0
Employee benefits	4,336	3,984	[1]	$ 2,846
Amounts due to equity-accounted joint ventures	0	0
Provisions	4,288	0	[1]
Total non-current liabilities	1,579,706	805,872	[1]
Total current liabilities	287,122	158,740	[1]
TOTAL EQUITY and LIABILITIES	4,127,351	2,810,973	[1]
Operating segments | Tankers
ASSETS
Vessels	3,520,067	2,271,500
Assets under construction	0	63,668
Other tangible assets	1,943	1,663
Intangible assets	105	72
Receivables	38,658	163,382
Investments in equity accounted investees (Note 25)	1,915	1,695
Deferred tax assets	2,255	2,487
Total non-current assets	3,564,943	2,504,467
Total current assets	521,536	281,132
TOTAL ASSETS	4,086,479	2,785,599
EQUITY and LIABILITIES
Total equity	2,219,648	1,820,887
Bank and other loans	1,421,465	653,730
Convertible and other Notes	148,166	147,619
Other payables	1,451	539
Deferred tax liabilities	0	0
Employee benefits	4,336	3,984
Amounts due to equity-accounted joint ventures	0	0
Provisions	4,288	0
Total non-current liabilities	1,579,706	805,872
Total current liabilities	287,125	158,840
TOTAL EQUITY and LIABILITIES	4,086,479	2,785,599
Operating segments | FSO
ASSETS
Vessels	150,029	168,100
Assets under construction	0	0
Other tangible assets	0	0
Intangible assets	0	0
Receivables	0	10,739
Investments in equity accounted investees (Note 25)	0	0
Deferred tax assets	1,229	223
Total non-current assets	151,258	179,062
Total current assets	15,784	11,581
TOTAL ASSETS	167,042	190,643
EQUITY and LIABILITIES
Total equity	40,874	25,473
Bank and other loans	97,480	162,762
Convertible and other Notes	0	0
Other payables	355	0
Deferred tax liabilities	4,283	1,680
Employee benefits	0	0
Amounts due to equity-accounted joint ventures	0	0
Provisions	0	0
Total non-current liabilities	102,118	164,442
Total current liabilities	24,050	728
TOTAL EQUITY and LIABILITIES	167,042	190,643
Less: Equity-accounted investees
ASSETS
Vessels	150,029	168,100
Assets under construction	0	0
Other tangible assets	0	0
Intangible assets	0	0
Receivables	0	13,769
Investments in equity accounted investees (Note 25)	(41,267)	(28,900)
Deferred tax assets	1,229	223
Total non-current assets	109,991	153,192
Total current assets	16,179	12,077
TOTAL ASSETS	126,170	165,269
EQUITY and LIABILITIES
Total equity	(1)	(1)
Bank and other loans	97,480	162,762
Convertible and other Notes	0	0
Other payables	355	0
Deferred tax liabilities	4,283	1,680
Employee benefits	0	0
Amounts due to equity-accounted joint ventures	0	0
Provisions	0	0
Total non-current liabilities	102,118	164,442
Total current liabilities	24,053	828
TOTAL EQUITY and LIABILITIES	$ 126,170	$ 165,269

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.